UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-2402

 NAME OF REGISTRANT:                     John Hancock Sovereign Bond
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles Rizzo
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


2X03 John Hancock Funds Bond Fund
--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY MORTGAGE LOAN                                                                Agenda Number:  934137490
--------------------------------------------------------------------------------------------------------------------------
        Security:  61748HBN0
    Meeting Type:  Consent
    Meeting Date:  19-Jun-2015
          Ticker:
            ISIN:  US61748HBN08
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1)     TO SUPPORT THE ACTIONS DESCRIBED IN THE                   Mgmt          For
       EXPLANATORY MEMORANDUM



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Sovereign Bond Fund
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/26/2015